11. SIGNIFICANT EVENTS (Details Narrative) - Quarterly Report - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2015	Apr. 17, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2015
Restricted Share Offering, Shares	606,669	960,933
Restricted Share Offering, Value	$ 455,000	$ 576,200
Restricted Share Offering Commission, Shares		20,000
Restircted Share Offering Commission, Value		$ 262,560
Stock Issued for Consulting Services, Shares			850,000	430,000
Daniel Hunt
Annual Compensation				$ 78,000
Offering 1
Warrants Exercised, Proceeds Received			$ 300,000
Offering 2
Warrants Exercised, Proceeds Received			$ 936
Torrey Hills Capital
Stock Issued for Consulting Services, Shares					75,000
Monthly Compensation					$ 5,000
Caro Capital
Stock Issued for Consulting Services, Shares					200,000
Monthly Compensation					$ 2,000
Demeter Capital
Stock Issued for Consulting Services, Shares					100,000
Conversion of Debenture
Common Stock, Shares Issued			200,000
Common Stock, Shares Issued, Value			$ 20,000
Investors Round 1
Common Stock, Shares Issued			224,000
Investors Round 2
Common Stock, Shares Issued			960,337
Chardan Capital
Common Stock, Shares Issued			262,650
Warrants Round 1
Common Stock, Shares Issued			936,341
Warrants Round 2
Common Stock, Shares Issued			600,000